Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
Intangible Assets, Net
Note 7 - Intangible Assets, Net

	December 31,
	2018	2017
	U.S. Dollars (in thousands)

Patent registration costs	1,605	1,513

Accumulated amortization	1,129	1,031

Total intangible asset, net	476	482

Patent registration costs are amortized over their estimated useful life of 10 years.

Amortization expense for the years ended December 31, 2018, 2017 and 2016 amounted to $98, $121 and $141, respectively.

As of December 31, 2018, the estimated amortization expenses of intangible assets for the years 2019 to 2023 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2019	76
2020	74
2021	74
2022	68
2023	56
348